INCOME TAXES	12 Months Ended
Jan. 31, 2020
INCOME TAXES
15. INCOME TAXES

Income tax recovery (expense) differs from the amount that would result from applying the Canadian federal and provincial statutory income tax rates to income (loss) before future income taxes. For the year ended January 31, 2020, the Canadian federal and provincial statutory rate is 27% (2019 - 27%, 2018 – 26%).

	2020	2019	2018

Expected income tax recovery (expense)	$144,000	$(110,000)	$(982,000)
Permanent differences	(72,000)	(113,000)	100,000
Changes in timing differences and other	48,000	336,000	459,000
Effect of foreign exchange changes on U.S. loss carry-forwards	-	(17,000)	(52,000)
Expired losses	-	-	-
Changes in unrecognized deferred income tax assets	(122,000)	200,000	(758,000)
Adjustments due to effective tax rate attributable to U.S. tax on subsidiaries	13,000	-	(517,000)
Total deferred and current income tax recovery (expense)	$11,000	$296,000	$(1,750,000)

The approximate tax effects of each type of temporary difference that gives rise to deferred income tax assets (liabilities) recognized in these consolidated financial statements are as follows:

	January 31, 2020	January 31, 2019
Non-capital losses carried forward	$20,000	$-
Reclamation provision	-	-
Exploration and evaluation assets	(62,000)	(55,000)
Equipment and other	(2,000)	-
Net deferred income tax assets (liabilities)	$(44,000)	$(55,000)

Temporary differences and tax losses arising in Canada have not been recognized as deferred income tax assets due to the fact that management has determined it is not probable that sufficient future taxable profits will be earned in Canada to recover such assets. Unrecognized deferred tax assets (liabilities) are summarized as follows:

	January 31, 2020	January 31, 2019
Non-capital losses carried forward	$2,662,000	$2,539,000
Equipment and other	4,000	4,000
Investments	-	-
Exploration and evaluation assets	734,000	734,000
Unrecognized deductible temporary differences	$3,400,000	$3,277,000

At January 31, 2020, the Company had, for Canadian tax purposes, non-capital losses aggregating approximately $9,860,000 (2019 - $9,402,000). These losses are available to reduce taxable income earned by the Canadian parent company in future years and expire as follows between 2026 and 2039. As at January 31, 2020 and 2019, the Company also had $2,717,155 of deductible temporary differences related to exploration and evaluation assets which may be carried forward indefinitely, subject to certain restrictions.